Non-current assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-current assets held for sale and discontinued operations
20.	Non-current assets held for sale and discontinued operations

a)

The assets and liabilities related to Unimos Shanghai have been classified as non-current assets held for sale and liabilities directly related to non-current assets held for sale and presented as discontinued operations for meeting the definition of discontinued operations following the resolution of the Company’s Board of Directors on November 30, 2016 to sell 54.98% of Unimos Shanghai’s equity interest. The transaction was completed in March 2017, and subsequently, due to the loss of control but retention of significant influence, Unimos Shanghai was excluded from the consolidated financial statements and recorded as “Investments in associates”. As of December 31, 2017 and 2018, there were no related assets and liabilities of disposal group classified as held for sale. Please refer to Note 14 for more details.

In March 2017, the Company received NT$2,230,544 thousand in cash and recognized total gain on disposal of discontinued operations amounted to NT$1,843,234 thousand. Based on the fair value received and the book value of its investment, gain on disposal of 54.98% equity interest is equal to NT$999,630 thousand and gain on fair value remeasurement of 45.02% retained investment is equal to NT$843,604 thousand.

b)	The cash flow information of the discontinued operations is as follows:

	2016	2017
	NT$000	NT$000
Net cash used in operating activities	(1,109,029)	(109,079)
Net cash used in investing activities	(1,331,564)	(272,925)
Net cash generated from financing activities	1,463,664	461,312
Effect of foreign exchange rate changes	(61,336)	(19,874)

Net increase (decrease) in cash and cash equivalents	(1,038,265)	59,434

c)	Equity of disposal group classified as amounts recognized in other comprehensive income and accumulated in equity relating to non-current assets held for sale :

December 31,
2016
NT$000
Foreign currency translation reserve	287,645

d)	Cumulative income or expense recognized in other comprehensive income relating to disposal group classified as held for sale:

	2016	2017
	NT$000	NT$000
Exchange differences on translation of foreign operations	(195,972)	(287,645)

e)	The results of discontinued operations are as follows:

	2016	2017
	NT$000	NT$000
Revenue	1,005,166	227,095
Cost of revenue	(986,004)	(195,078)
Operating expenses	(179,178)	(58,840)
Other operating income (expenses), net	13,753	1,429
Non-operating income (expenses), net	24,158	(2,887)

Loss from discontinued operations before income tax	(122,105)	(28,281)
Income tax expense	—	—

Loss from discontinued operations after income tax	(122,105)	(28,281)
Gain on disposal of discontinued operations	—	1,843,234

Profit (loss) from discontinued operations	(122,105)	1,814,953

Discontinued operations’ revenue is mainly from the segments of testing and assembly.